SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS (Details) - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Warrant reserve				$ 639,879
Weighted average fair value of warrants issued	$ 0.57	$ 1.61	$ 1.61	$ 3.96
Risk-free interest rate	3.40%	3.76%	3.76%	3.56%
Estimated life	5 years	5 years	5 years	5 years
Expected volatility	108.75%	100.64%	100.64%	75.91%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average fair value of warrants issued			$ 1.60
Risk-free interest rate			1.33%
Estimated life			2 years
Expected volatility			100.13%
Expected dividend yield			0.00%